Summary of Significant Accounting Policies - Schedule of our Revenue by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of our Revenue by Product Categories [Line Items]
Total	$ 44,863,430	$ 51,428,054	$ 49,851,134
Fittings [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	13,617,429	9,784,712	9,375,836
Flanges [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	30,923,382	40,773,687	39,829,641
Others [Member]
Schedule of our Revenue by Product Categories [Line Items]
Total	$ 322,619	$ 869,655	$ 645,657